UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	7/31/2012

Item 1. Schedule of Investments

Prudential Absolute Return Bond Fund

Schedule of Investments

as of July 31, 2012 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 71.9%
ASSET-BACKED SECURITIES — 17.5%
Collateralized Loan Obligations, Debt Obligations and Other Asset-Backed Securities — 12.4%
Apidos CDO (Cayman Islands), Ser. 2006-4A, Class A1, 144A(a)	Aaa	0.698%	10/27/18	$ 500	$ 485,375
Ser. 2011-8A, Class A1, 144A(a)	Aaa	1.955	10/17/21	250	249,789
BA Credit Card Trust, Ser. 2008-C5, Class C5(a)	A3	4.999	03/15/16	1,200	1,256,280
Cent CDO XI Ltd. (Cayman Islands), Ser. 2006-11A, Class A1, 144A(a)	Aa1	0.711	04/25/19	496	479,197
Citibank Credit Card Issuance Trust, Ser. 2005-C2, Class C2(a)	Baa2	0.717	03/24/17	500	494,121
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A(a)	Aa1	0.938	03/15/20	500	452,427
Grosvenor Place CLO BV (Netherlands), Ser. I-X, Class A1, RegS(a)	Aaa	0.714	07/20/21	EUR 494	573,069
Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1A, 144A(a)	Aaa	0.697	08/21/20	234	227,951
Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A(a)	Aaa	0.808	12/15/16	104	102,872
Highlander Euro CDO Cayman Ltd. (Netherlands), Ser. 2008-4A, Class C, 144A(a)	Baa1	5.439	08/01/16	EUR 250	279,533
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(a)	Aaa	0.727	06/01/17	480	468,627
Ser. 2010-8A, Class A, 144A(a)	AAA(b)	2.055	01/14/21	500	502,043
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(a)	Aaa	0.728	09/15/17	324	314,732
Monument Park CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A(a)	Aaa	1.005	01/20/16	141	139,676
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A2L, 144A(a)	Aaa	1.267	02/15/16	200	195,225
Ser. 2005-4A, Class A1L, 144A(a)	Aaa	0.718	03/15/18	434	418,844
Rosedale CLO Ltd. (Cayman Islands), Ser. I-A, Class A1S, 144A(a)	Aaa	0.702	07/24/21	181	175,890
Slater Mill Loan Fund LP (Cayman Islands), Ser. 2012-1A, Class B, 144A(a)	AA(b)	2.964	08/17/22	250	240,637
Stanfield Vantage CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.768	03/21/17	162	158,768
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(a)	Aaa	0.716	11/01/18	900	878,908

					8,093,964

Residential Mortgage-Backed Securities — 5.1%
Argent Securities, Inc., Ser. 2003-W5, Class M1(a)	Baa1	1.296	10/25/33	151	135,686
Bear Stearns Asset Backed Securities Trust, Ser. 2003-3, Class A2(a)	A3	0.836	06/25/43	248	228,232
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-3, Class 2A1(a)	A1	0.886	08/25/32	303	225,366
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-OPT1, Class M1(a)	Aa3	0.666	02/25/35	317	259,935
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(a)	Ba1	0.996	03/25/34	390	333,147
Credit-Based Asset Servicing and Securitization LLC, Ser. 2003-CB3, Class AF1(c)	A2	3.379	12/25/32	301	262,311

Ser. 2003-CB5, Class M1(a)	B2	1.266	11/25/33	335	282,535
Finance America Mortgage Loan Trust, Ser. 2003-1, Class M1(a)	Ba1	1.296	09/25/33	349	292,628
HSBC Home Equity Loan Trust, Ser. 2006-2, Class A2(a)	Aaa	0.427	03/20/36	229	210,931
Ser. 2007-3, Class A4(a)	Aa2	1.747	11/20/36	250	207,127

Morgan Stanley ABS Capital I, Ser. 2004-WMC1, Class M1(a)	Ba1	1.176	06/25/34	287	230,275
Residential Asset Securities Corp., Ser. 2005-KS8, Class M1(a)	Baa3	0.656	08/25/35	300	268,946
Specialty Underwriting & Residential Finance, Ser. 2003-BC4, Class M1(a)	Ba3	1.146	11/25/34	267	222,027
Structured Asset Securities Corp., Ser. 2005-WF4, Class M1(a)	Baa3	0.646	11/25/35	250	209,408

					3,368,554

TOTAL ASSET-BACKED SECURITIES (cost $11,394,136)					11,462,518

BANK LOANS(a) — 3.7%
Automotive — 0.5%
Chrysler LLC	Ba2	6.000	05/24/17	83	83,789
Delphi Corp.	Baa2	3.500	03/31/17	163	162,635
Schaeffler AG	B1	6.000	01/27/17	100	100,188

					346,612

Capital Goods — 0.3%
Dealer Computer Services, Inc.	Ba2	3.750	04/21/18	72	72,076
Hertz Corp.	Ba1	3.750	03/12/18	100	95,500

					167,576

Chemicals — 0.4%
Ashland, Inc.	Baa3	3.750	08/23/18	99	99,563
Houghton International, Inc.	B1	6.750	01/29/16	99	98,745
Rockwood Holdings, Inc.	Ba1	3.500	02/09/18	44	43,779

					242,087

Consumer — 0.1%
Visant Corp.	Ba3	5.250	12/22/16	94	91,591

Electric — 0.2%
AES Corp.	Ba1	4.250	05/31/18	99	98,856

Foods — 0.4%
JBS USA LLC	Ba3	4.250	05/25/18	99	97,515
OSI Restaurant Partners, Inc.	B3	0.069	06/14/13	45	44,520
OSI Restaurant Partners, Inc.	B3	2.563	06/14/14	103	101,267

					243,302

Gaming — 0.1%
Scientific Games Corp.	Ba1	3.000	06/30/15	100	98,787

Healthcare & Pharmaceutical — 0.9%
Drumm Investors LLC	B1	4.023	05/04/18	99	94,893
HCA, Inc.	Ba3	3.711	03/31/17	200	196,812
HCR HealthCare LLC	Ba3	5.000	04/06/18	99	95,788
PTS Acquisition Corp.	Ba3	4.474	09/15/16	49	49,227
RPI Finance Trust	Baa2	4.000	05/09/18	148	148,014

					584,734

Real Estate Investment Trusts — 0.1%
C.B. Richard Ellis Services, Inc.	Ba1	3.740	09/04/19	99	98,134

Technology — 0.7%
CDW LLC	B1	4.000	07/15/17	87	84,760
First Data Corp.	B1	4.240	03/26/18	141	131,022
Flextronics International Ltd.	Ba1	2.489	10/01/14	44	42,941
Freescale Semiconductor, Inc.	B1	4.491	12/01/16	100	93,813
Sensata Technologies BV	Ba2	4.000	05/12/18	99	98,628

					451,164

TOTAL BANK LOANS (cost $2,439,635)					2,422,843

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.7%
Banc of America Commercial Mortgage, Inc., Ser. 2006-1, Class A2	Aaa	5.334	09/10/45	39	39,598

Ser. 2006-6, Class A2	Aaa	5.309	10/10/45	376	384,528
Ser. 2007-1, Class A3	Aaa	5.449	01/15/49	249	264,383
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2007-1, Class AAB	Aaa	5.422	01/15/49	36	37,927
Ser. 2007-2, Class A3(a)	AAA(b)	5.607	04/10/49	200	220,504
Ser. 2007-5, Class A3	AAA(b)	5.620	02/10/51	30	31,969

Bear Stearns Commercial Mortgage Securities, Ser. 2005-PWR7, Class A2	Aaa	4.945	02/11/41	79	78,869
Ser. 2006-PW11, Class A4(a)	AAA(b)	5.451	03/11/39	200	225,754
Ser. 2006-PW14, Class A2	AAA(b)	5.123	12/11/38	47	47,205
Ser. 2007-PW17, Class A3	AAA(b)	5.736	06/11/50	280	292,835
Ser. 2007-T26, Class A2	AAA(b)	5.330	01/12/45	14	14,412
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A4(a)	Aaa	5.700	12/10/49	100	116,306
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD3, Class A5	Aaa	5.617	10/15/48	20	22,843
Ser. 2007-CD4, Class A2B	Aaa	5.205	12/11/49	47	48,486
Ser. 2007-CD4, Class A3	Aaa	5.293	12/11/49	200	211,805
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class AM(a)	AA-(b)	5.416	02/15/39	20	21,953
Ser. 2007-C3, Class A2(a)	Aaa	5.679	06/15/39	38	37,588
Ser. 2007-C4, Class A3(a)	Aaa	5.772	09/15/39	200	208,826
CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4	AA-(b)	5.223	08/15/48	40	44,667
FHLMC Multifamily Structured Pass-Through Certificates, I/O Ser. K501, Class X1A(a)	Aaa	1.757	08/25/16	399	21,067
Ser. K704, Class X1(a)	AA+(b)	2.010	08/25/18	300	30,322
Ser. K710, Class X1	AA+(b)	1.916	05/25/19	500	49,716
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class AAB	Aaa	5.477	12/10/49	144	150,143
GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A4	AAA(b)	5.238	11/10/45	30	32,713
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A3	Aaa	4.569	08/10/42	188	189,803
Ser. 2005-GG3, Class AJ	Aa2	4.859	08/10/42	200	205,515
Ser. 2005-GG5, Class AAB(a)	Aaa	5.190	04/10/37	146	153,592
Ser. 2007-GG9, Class A2	Aaa	5.381	03/10/39	333	341,286
Ser. 2007-GG11, Class A3	AAA(b)	5.716	12/10/49	200	210,198
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A2(a)	AAA(b)	5.506	04/10/38	55	55,060
Ser. 2006-GG8, Class A2	Aaa	5.479	11/10/39	43	42,988
Ser. 2006-GG8, Class A3	Aaa	5.542	11/10/39	200	205,323
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2004-CBX, Class AJ	Aa1	4.951	01/12/37	200	202,759
Ser. 2005-CB13, Class A3A1(a)	Aaa	5.284	01/12/43	47	47,796
Ser. 2005-LDP4, Class AM(a)	Aa2	4.999	10/15/42	200	216,905
Ser. 2006-LDP6, Class ASB(a)	Aaa	5.490	04/15/43	130	136,612
Ser. 2007-LD11, Class A3(a)	Aaa	5.815	06/15/49	218	232,722
Ser. 2007-LD12, Class A2	Aaa	5.827	02/15/51	276	278,220
LB Commercial Conduit Mortgage Trust, Ser. 2007-C3, Class A3(a)	Aaa	5.875	07/15/44	172	182,066
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(a)	AA(b)	5.263	11/15/40	70	76,867
Ser. 2006-C3, Class A4	Aaa	5.661	03/15/39	200	225,853
Ser. 2006-C6, Class A2	Aaa	5.262	09/15/39	3	3,133
Ser. 2006-C7, Class A2	AAA(b)	5.300	11/15/38	159	161,993
Ser. 2007-C2, Class A2	AAA(b)	5.303	02/15/40	52	51,697
Merrill Lynch Mortgage Trust, Ser. 2005-LC1, Class AM(a)	Aaa	5.260	01/12/44	63	69,060
Ser. 2006-C1, Class AM(a)	A(b)	5.659	05/12/39	30	32,820
Ser. 2007-C1, Class A3(a)	A+(b)	5.846	06/12/50	445	460,584
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class AM(a)	A(b)	5.480	02/12/39	20	21,649
Ser. 2006-2, Class AM(a)	Aa2	5.905	06/12/46	100	107,917

Ser. 2006-4, Class A2	Aaa	5.112	12/12/49	33	32,749
Morgan Stanley Capital I, Inc., Ser. 2006-HQ9, Class A2	AAA(b)	5.618	07/12/44	32	32,272
Ser. 2007-HQ11, Class A2	Aaa	5.359	02/12/44	87	86,678
Ser. 2007-HQ11, Class A31	Aaa	5.439	02/12/44	160	168,421
Ser. 2007-IQ14, Class AAB(a)	Aaa	5.654	04/15/49	329	354,609

UBS Commercial Mortgage Trust, Ser. 2012-C1, Class A3	Aaa	3.400	05/10/45	19	20,062
Wachovia Bank Commercial Mortgage Trust, Ser. 2004-C10, Class A4	Aaa	4.748	02/15/41	22	22,651
Ser. 2005-C20, Class AMFX(a)	Aa1	5.179	07/15/42	87	94,224
Ser. 2007-C33, Class A2(a)	Aaa	5.855	02/15/51	156	155,656
Ser. 2007-C33, Class A4(a)	Aaa	5.900	02/15/51	160	181,764

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,617,505)					7,695,923

CORPORATE BONDS — 27.6%
Aerospace & Defense — 0.7%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.750	04/01/16	100	102,500
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba2	5.250	04/01/22	100	104,999
Esterline Technologies Corp., Gtd. Notes	Ba2	6.625	03/01/17	150	155,437
Moog, Inc., Sr. Sub. Notes	Ba3	7.250	06/15/18	75	79,500

					442,436

Airlines — 0.4%
Continental Airlines 2007-1 Class A Pass- Through Trust, Pass-thru Certs., Ser. 071A	Baa1	5.983	04/19/22	109	118,743
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A	Baa2	5.300	04/15/19	121	129,490

					248,233

Automotive — 1.0%
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.300	07/31/15	275	275,322
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 144A	Baa3	4.207	04/15/16	200	207,059
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700	03/15/17	25	25,493
Lear Corp., Gtd. Notes	Ba2	7.875	03/15/18	125	136,719

					644,593

Banking — 4.5%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes	A2	2.875	04/25/14	50	49,546
American Express Co., Sr. Unsec’d. Notes	A3	8.125	05/20/19	130	176,804
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700	01/24/22	120	137,075
Sr. Unsec’d. Notes	Baa2	5.875	01/05/21	130	147,378
Capital One Financial Corp., Sub. Notes	Baa2	6.150	09/01/16	110	123,441
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500	01/14/22	115	120,964
Sr. Unsec’d. Notes	Baa2	6.125	05/15/18	130	148,471
Sub. Notes	Baa3	5.000	09/15/14	100	104,176
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.125	01/15/15	100	105,979
Sr. Unsec’d. Notes	A3	5.750	01/24/22	100	109,232
Sub. Notes	Baa1	5.625	01/15/17	130	137,786
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa3	3.500	06/28/15	120	126,896
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)	Ba1	7.900	04/29/49	130	143,463

Sr. Unsec’d. Notes	A2	3.150	07/05/16	15	15,771
Sr. Unsec’d. Notes	A2	4.500	01/24/22	70	77,568
Sr. Unsec’d. Notes	A2	6.000	01/15/18	130	153,868
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	A2	5.800	01/13/20	100	110,270
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625	09/23/19	130	131,397
Sr. Unsec’d. Notes, MTN	Baa1	6.625	04/01/18	100	107,018

Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa3	3.125	03/20/17	200	207,231
PNC Funding Corp., Gtd. Notes	A3	2.700	09/19/16	50	52,857
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	A3	4.875	03/16/15	100	105,229
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	4.625	04/19/16	35	34,713
US Bancorp, Jr. Sub. Notes	A2	3.442	02/01/16	130	137,212
Sub. Notes, MTN	A1	2.950	07/15/22	25	25,278
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	2.100	05/08/17	100	102,390
Sr. Unsec’d. Notes, MTN	A2	3.500	03/08/22	30	31,990

					2,924,003

Building Materials & Construction — 0.2%
Desarrolladora Homex SAB de CV (Mexico), Gtd. Notes	Ba3	7.500	09/28/15	105	106,575

Cable — 2.0%
Comcast Corp., Gtd. Notes	Baa1	6.500	01/15/17	100	120,979
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	Ba3	6.750	11/15/21	50	54,500
Sr. Unsec’d. Notes	Ba3	8.500	04/15/14	250	275,625
Sr. Unsec’d. Notes	Ba3	8.625	02/15/19	35	41,038
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500	03/01/16	130	138,615
Dish DBS Corp., Gtd. Notes	Ba2	6.625	10/01/14	200	215,750
NET Servicos de Comunicacao SA (Brazil), Gtd. Notes	Baa3	7.500	01/27/20	100	115,625
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875	04/15/18	150	165,750
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125	04/15/18	200	218,500

					1,346,382

Capital Goods — 1.0%
Actuant Corp., Gtd. Notes, 144A	Ba2	5.625	06/15/22	75	77,250
ADT Corp. (The), Gtd. Notes, 144A	Baa2	2.250	07/15/17	50	50,759
Case New Holland, Inc., Gtd. Notes	Ba2	7.750	09/01/13	100	106,250
Deere & Co., Sr. Unsec’d. Notes	A2	2.600	06/08/22	50	51,766
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $44,987; purchased 03/12/12)(d)(e)	Baa1	2.750	03/15/17	45	46,086
FedEx Corp., Gtd. Notes	Baa1	2.625	08/01/22	50	50,197
Hertz Holdings Netherlands BV (Netherlands), Sr. Sec’d. Notes, RegS	B1	8.500	07/31/15	EUR 100	132,884
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (original cost $24,990; purchased 07/10/12)(d)(e)	Baa3	2.500	07/11/14	25	25,038
Unsec’d. Notes, 144A (original cost $24,976; purchased 05/08/12)(d)(e)	Baa3	3.125	05/11/15	25	25,255

United Technologies Corp., Sr. Unsec’d. Notes	A2	1.800	06/01/17	50	51,936
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875	10/01/21	50	56,180

					673,601

Chemicals — 0.4%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900	02/15/15	120	134,223
Nova Chemicals Corp. (Canada),
Sr. Unsec’d. Notes	Ba2	8.625	11/01/19	100	114,500

					248,723

Consumer — 0.2%
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875	04/15/16	122	132,065

Electric — 0.6%
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250	10/15/17	100	108,250
DTE Energy Co., Sr. Unsec’d. Notes(a)	Baa2	1.167	06/03/13	50	50,125
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	Ba1	5.375	11/02/12	100	100,450
Entergy Corp., Sr. Unsec’d. Notes	Baa3	4.700	01/15/17	75	80,445
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	3.150	04/01/22	75	76,950

					416,220

Energy — Integrated — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.846	05/05/17	150	153,995

Energy — Other — 1.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375	09/15/17	100	119,952
Cameron International Corp., Sr. Unsec’d. Notes(a)	Baa1	1.397	06/02/14	125	125,071
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	1.875	05/15/17	75	76,316
Forest Oil Corp., Gtd. Notes	B1	8.500	02/15/14	200	209,000
Nabors Industries, Inc., Gtd. Notes	Baa2	6.150	02/15/18	80	92,552
Noble Holding International Ltd. (Cayman Islands), Gtd. Notes	Baa1	2.500	03/15/17	25	25,607
Phillips 66, Gtd. Notes, 144A	Baa1	2.950	05/01/17	25	26,223
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	5.050	12/15/16	75	83,036
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.150	03/15/13	100	102,513

					860,270

Foods — 1.8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500	07/15/22	200	203,896
ARAMARK Corp., Gtd. Notes	B3	8.500	02/01/15	200	204,751
Beam, Inc., Sr. Unsec’d. Notes	Baa2	1.875	05/15/17	50	50,869
Darling International, Inc., Gtd. Notes	Ba3	8.500	12/15/18	100	112,250
Dole Food Co., Inc., Sec’d. Notes	B2	13.875	03/15/14	100	113,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875	05/15/17	125	136,562
Kraft Foods Group, Inc., Gtd. Notes, 144A	Baa2	2.250	06/05/17	50	51,585
Molson Coors Brewing Co., Gtd. Notes	Baa2	2.000	05/01/17	50	51,055

Smithfield Foods, Inc., Sr. Sec’d. Notes	BBB-(b)	10.000	07/15/14	100	117,750
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.750	04/15/15	125	127,344

					1,169,062

Gaming — 1.0%
Marina District Finance Co., Inc., Sr. Sec’d. Notes	B2	9.875	08/15/18	100	93,500
MGM Resorts International, Sr. Sec’d. Notes	Ba2	11.125	11/15/17	200	223,501
Sr. Sec’d. Notes	Ba2	13.000	11/15/13	100	113,750

Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp., Sec’d. Notes, 144A	B2	8.625	04/15/16	100	105,000
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $139,688; purchased 04/12/11)(d)(e)	B1	11.375	07/15/16	125	132,187

					667,938

Healthcare & Pharmaceutical — 1.3%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	2.125	05/15/17	125	128,668
Community Health Systems, Inc., Gtd. Notes	B3	8.875	07/15/15	125	127,500
Express Scripts Holding Co., Gtd. Notes, 144A	Baa3	2.100	02/12/15	50	50,716
HCA, Inc., Sr. Unsec’d. Notes	B3	7.190	11/15/15	100	107,250
Sr. Unsec’d. Notes, MTN	B3	9.000	12/15/14	200	222,000
Mylan, Inc., Gtd. Notes, 144A	Ba2	7.625	07/15/17	100	111,562
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.500	07/15/16	100	106,000

					853,696

Healthcare Insurance — 0.1%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.000	06/15/16	50	58,263

Insurance — 1.3%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500	08/01/16	100	115,407
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400	12/15/20	130	152,093
AON Corp., Sr. Unsec’d. Notes	Baa2	3.125	05/27/16	110	115,655
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	5.125	04/15/22	25	26,599
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.700	08/15/16	115	129,434
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.200	03/15/22	70	72,293
Markel Corp., Sr. Unsec’d. Notes	Baa2	7.125	09/30/19	130	153,820
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	4.625	03/15/22	75	77,858

					843,159

Lodging — 0.9%
FelCor Lodging LP, Sr. Sec’d. Notes	B2	10.000	10/01/14	125	142,969
Host Hotels & Resorts LP, Gtd. Notes	Ba1	9.000	05/15/17	150	165,375
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000	03/01/19	115	117,736
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250	03/01/22	25	25,600
Sr. Unsec’d. Notes	Baa3	5.750	02/01/18	120	134,363

					586,043

Media & Entertainment — 1.5%
CBS Corp., Gtd. Notes(d)	Baa2	1.950	07/01/17	50	50,949

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B2	9.125	08/01/18	100	112,563
Lamar Media Corp., Gtd. Notes	Ba3	9.750	04/01/14	175	196,219
News America, Inc., Gtd. Notes	Baa1	8.000	10/17/16	100	124,553
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625	02/01/14	250	285,000
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.250	04/30/16	100	117,389
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba2	9.500	06/15/16	100	109,875

					996,548

Metals — 1.7%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	4.500	02/25/17	35	34,648
Sr. Unsec’d. Notes	Baa3	9.850	06/01/19	50	60,088
Berau Capital Resources Pte. Ltd. (Singapore), Gtd. Notes, RegS	B1	12.500	07/08/15	200	222,500
Bumi Capital Pte. Ltd. (Singapore), Sr. Sec’d. Notes, RegS	Ba3	12.000	11/10/16	100	106,500
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	2.150	03/01/17	50	50,333
Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, RegS	B1	9.750	11/05/16	100	109,250
Peabody Energy Corp., Gtd. Notes, 144A	Ba1	6.000	11/15/18	100	100,000
Steel Dynamics, Inc., Gtd. Notes	Ba2	6.750	04/01/15	150	152,813
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	2.500	02/01/18	100	100,220
Gtd. Notes	Baa2	3.000	03/01/19	125	125,793
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850	11/10/14	50	51,343

					1,113,488

Non-Captive Finance — 0.8%
American General Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN	Caa1	5.375	10/01/12	100	99,500
CIT Group, Inc., Gtd. Notes, 144A	B1	7.000	05/02/17	38	38,583
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	2.300	04/27/17	100	102,226
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750	05/15/16	25	26,037
Sr. Unsec’d. Notes	Ba3	6.250	05/15/19	25	26,281
Sr. Unsec’d. Notes(c)	Ba3	8.625	09/15/15	90	101,475
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000	03/25/20	100	112,250

					506,352

Packaging — 0.2%
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba3	7.375	05/15/16	100	112,750

Paper — 0.6%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $35,100; purchased 04/20/11)(d)(e)	Baa3	5.400	11/01/20	35	41,263
Graphic Packaging International, Inc., Gtd. Notes	B2	9.500	06/15/17	150	165,563
International Paper Co., Sr. Unsec’d. Notes	Baa3	9.375	05/15/19	100	135,481
Rock-Tenn Co., Unsec’d. Notes, 144A	Ba1	4.450	03/01/19	35	36,967

					379,274

Pipelines & Other — 0.1%
Sempra Energy, Sr. Unsec’d. Notes	Baa1	2.300	04/01/17	50	51,915

Real Estate Investment Trusts — 0.4%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	4.600	06/15/13	130	132,917

Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.500	11/15/15	50	55,047
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125	05/30/18	60	72,091

					260,055

Retailers — 0.2%
AutoZone, Inc., Sr. Unsec’d. Notes	Baa2	3.700	04/15/22	50	52,525
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	5.900	12/01/16	100	116,780

					169,305

Technology — 1.7%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375	11/01/15	50	51,845
Fiserv, Inc., Gtd. Notes	Baa2	3.125	06/15/16	35	36,462
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	4.700	09/15/22	75	75,000
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	BB(b)	10.000	07/15/13	75	80,062
Sr. Sec’d. Notes, Ser. EXcH(a)	B3	3.205	10/15/13	75	74,719
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000	05/01/14	100	110,999
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500	08/12/15	200	215,000
SunGard Data Systems, Inc., Sr. Sec’d. Notes	B3	4.875	01/15/14	100	103,000
Transunion LLC/Transunion Financing Corp., Gtd. Notes	B3	11.375	06/15/18	150	176,813
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.750	10/15/14	100	108,000
Xerox Corp., Sr. Unsec’d. Notes(a)	Baa2	1.286	05/16/14	100	99,676

					1,131,576

Telecommunications — 1.1%
Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	B1	12.000	04/01/14	100	111,250
Eileme 2 AB (Sweden), Gtd. Notes, 144A	B3	11.625	01/31/20	200	210,000
Embarq Corp., Sr. Unsec’d. Notes (original cost $135,646; purchased 05/04/11-05/11/11)(d)(e)	Baa3	7.082	06/01/16	120	138,065
Nextel Communications, Inc., Gtd. Notes, Ser. E	B+(b)	6.875	10/31/13	22	22,083
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500	10/01/14	40	44,884
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes, 144A(d)	Ba3	9.125	04/30/18	200	218,499

					744,781

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes	Baa1	9.950	11/10/38	60	100,952
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500	08/04/16	15	15,893
Reynolds American, Inc., Gtd. Notes	Baa3	6.750	06/15/17	115	138,919

					255,764

TOTAL CORPORATE BONDS (cost $17,681,421)					18,097,065

MUNICIPAL BOND — 0.2% State of Illinois, GO (cost $125,331)	A2	3.321	01/01/13	125	126,365

NON-CORPORATE FOREIGN AGENCIES — 3.0%
Corp. Andina de Fomento (Supranational), Sr. Unsec’d. Notes	Aa3	3.750	01/15/16	70	73,117

Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.125	09/09/15	100	106,451
Gazprom OAO Via Gazprom International SA (Luxembourg), Sr. Unsec’d. Notes, 144A	BBB+(b)	7.201	02/01/20	58	64,578
KazMunayGas National Co. (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN	Baa3	11.750	01/23/15	100	121,133
Korea Development Bank (South Korea), Sr. Unsec’d. Notes	A1	3.500	08/22/17	260	272,936

Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250	06/17/14	100	108,117
Majapahit Holding BV (Netherlands), Gtd. Notes, 144A	Baa3	7.750	10/17/16	200	232,500
National Agricultural Cooperative Federation (South Korea), Sr. Unsec’d. Notes, 144A, MTN	A1	3.500	02/08/17	200	207,645
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	Baa1	4.875	01/24/22	50	56,375
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014	NR	4.900	10/28/14	200	174,760
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.299	05/15/17	175	191,039
State Bank of India (India), Sr. Unsec’d. Notes, RegS, MTN	Baa2	4.500	11/30/15	EUR 200	249,619
VTB Bank OJSC Via VTB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A(d)	Baa1	6.875	05/29/18	100	107,000

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,920,449)					1,965,270

SOVEREIGNS — 3.1%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, Ser. E, MTN	NR	2.750	03/05/15	70	71,845
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	4.875	01/22/21	175	210,000
Sr. Unsec’d. Notes	Baa2	7.375	02/03/15	EUR 50	70,656
Unsec’d. Notes	Baa2	11.000	06/26/17	EUR 100	172,872
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	Baa3	3.750	04/25/22	200	209,500
Sr. Unsec’d. Notes, RegS	Baa3	6.750	03/10/14	200	214,250
Ireland Government Bond (Ireland), Bonds	Ba1	4.000	01/15/14	EUR 30	37,097
Bonds	Ba1	4.500	04/18/20	EUR 45	49,959
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	4.750	05/01/17	EUR 75	89,834
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	4.250	06/16/15	EUR 50	66,475
Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	4.250	07/14/17	EUR 110	146,917
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, RegS	Baa3	7.500	10/14/14	EUR 200	278,072
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	Ba2	6.250	03/15/16	EUR 130	174,819
Portugal Obrigacoes Do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	4.750	06/14/19	EUR 135	115,609
South Africa Government Bond (South Africa), Bonds, Ser. R214	A3	6.500	02/28/41	ZAR 520	52,191
South Africa Government International Bond (South Africa), Unsec’d. Notes, Ser. E, MTN	A3	4.500	04/05/16	EUR 50	67,042

TOTAL SOVEREIGNS (cost $2,002,786)					2,027,138

U.S. TREASURY OBLIGATIONS — 5.1%
U.S. Treasury Bonds		3.000	05/15/42	140	152,250
U.S. Treasury Bonds(f)		3.125	02/15/42	25	27,859
U.S. Treasury Notes		0.250	07/15/15	95	94,889
U.S. Treasury Notes(f)		0.750	12/15/13	3,000	3,022,383
U.S. Treasury Notes		1.750	05/15/22	76	77,793

	TOTAL U.S. TREASURY OBLIGATIONS (cost $3,371,103)	3,375,174

	TOTAL LONG-TERM INVESTMENTS (cost $46,552,366)	47,172,296

	Shares
	SHORT-TERM INVESTMENT — 28.5%
	AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(g) (cost $18,681,473)	18,681,473	18,681,473

	TOTAL INVESTMENTS — 100.4% (cost $65,233,839)(h)	65,853,769
	LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (0.4)%	(284,682)

	NET ASSETS — 100.0%	$65,569,087

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
AUD	Australian Dollar
BBR	New Zealand Bank Bill Rate
BRL	Brazilian Real
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
GBP	British Pound
GO	General Obligation
HUF	Hungarian Forint
I/O	Interest Only
INR	Indian Rupee
JIBAR	Johannesburg Interbank Agreed Rate
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
NIBOR	Norway Interbank Offered Rate
NOK	Norwegian Krone
NR	Not Rated by Moody's or Standard & Poor's
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

†	The ratings reflected are as of July 31, 2012. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2012.
(b)	Standard & Poor’s Rating.
(c)	Represents step coupon bond. Rate shown reflects the current coupon at July 31, 2012.
(d)	Indicates a security that has been deemed illiquid.
(e)	Indicates a restricted security; the aggregate original cost of such securities is $405,387. The aggregate value of $407,894 is approximately 0.6% of net assets.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$65,466,723	$746,777	$(359,731)	$387,046

The difference between book and tax basis is primarily attributable to the difference in the treatment of amortization of premiums as of the current reporting period.

(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at July 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
1	Euro-Bund	Sep. 2012	$174,521	$177,880	$3,359
6	U.S. Long Bond	Sep. 2012	908,201	906,188	(2,013)

					1,346

	Short Positions:
7	2 Year U.S. Treasury Notes	Sep. 2012	1,542,062	1,544,266	(2,204)
14	5 Year U.S. Treasury Notes	Sep. 2012	1,740,476	1,746,937	(6,461)
17	10 Year U.S. Treasury Notes	Sep. 2012	2,290,399	2,289,156	1,243
6	U.S. Ultra Bond	Sep. 2012	1,045,205	1,035,000	10,205

					2,783

					$4,129

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2012.

Forward foreign currency exchange contracts outstanding at July 31, 2012:

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
Australian Dollar
Expiring 09/24/12	Citibank NA	AUD	52,224	$54,000	$54,600	$600
Expiring 09/24/12	JPMorgan Chase Securities	AUD	233,165	240,580	243,775	3,195
Brazilian Real
Expiring 08/14/12	Citibank NA	BRL	228,735	115,000	111,321	(3,679)
Expiring 08/14/12	Citibank NA	BRL	145,293	71,100	70,711	(389)
Expiring 08/14/12	Citibank NA	BRL	75,802	38,400	36,891	(1,509)
Expiring 10/17/12	Citibank NA	BRL	111,534	54,500	53,669	(831)
Expiring 10/17/12	Citibank NA	BRL	110,673	54,000	53,254	(746)
British Pound
Expiring 09/26/12	UBS AG	GBP	47,246	73,229	74,072	843

Canadian Dollar
Expiring 09/21/12	Citibank NA	CAD	82,368	81,700	82,040	340
Expiring 09/21/12	Citibank NA	CAD	54,451	54,000	54,235	235
Expiring 09/21/12	JPMorgan Chase Securities	CAD	233,221	231,207	232,295	1,088
Chilean Peso
Expiring 08/10/12	Citibank NA	CLP	27,735,440	56,800	57,358	558
Expiring 09/06/12	Citibank NA	CLP	34,215,580	67,700	70,459	2,759
Expiring 09/06/12	Citibank NA	CLP	32,843,322	63,900	67,633	3,733
Expiring 09/06/12	Citibank NA	CLP	23,365,830	47,400	48,116	716
Expiring 09/06/12	Citibank NA	CLP	20,517,550	39,400	42,251	2,851
Expiring 09/06/12	UBS AG	CLP	32,616,175	64,300	67,165	2,865
Expiring 09/06/12	UBS AG	CLP	32,002,300	61,900	65,901	4,001
Chinese Yuan Renminbi
Expiring 08/02/12	Morgan Stanley	CNY	1,112,831	175,900	174,899	(1,001)
Expiring 08/02/12	Morgan Stanley	CNY	107,604	16,978	16,912	(66)
Expiring 08/02/12	UBS AG	CNY	2,291,628	361,000	360,166	(834)
Expiring 08/02/12	UBS AG	CNY	2,194,275	344,200	344,865	665
Expiring 08/02/12	UBS AG	CNY	556,345	87,900	87,439	(461)
Expiring 10/29/12	Morgan Stanley	CNY	330,588	52,300	51,633	(667)
Expiring 03/20/13	UBS AG	CNY	1,161,014	183,400	180,407	(2,993)
Colombian Peso
Expiring 08/08/12	Citibank NA	COP	131,123,190	73,212	73,059	(153)
Expiring 08/31/12	Citibank NA	COP	169,929,000	94,800	94,280	(520)
Expiring 08/31/12	Citibank NA	COP	50,643,240	27,600	28,098	498
Expiring 08/31/12	UBS AG	COP	114,775,500	64,300	63,680	(620)
Expiring 08/31/12	UBS AG	COP	112,719,900	61,900	62,539	639
Expiring 08/31/12	UBS AG	COP	107,597,100	58,700	59,697	997
Expiring 08/31/12	UBS AG	COP	76,467,000	42,600	42,426	(174)
Czech Koruna
Expiring 09/25/12	Citibank NA	CZK	1,120,672	54,500	54,439	(61)
Euro
Expiring 09/26/12	JPMorgan Chase Securities	EUR	26,648	32,400	32,811	411
Hungarian Forint
Expiring 09/25/12	UBS AG	HUF	12,611,022	54,500	54,628	128
Indian Rupee
Expiring 08/29/12	UBS AG	INR	5,268,036	94,800	94,118	(682)
Expiring 08/29/12	UBS AG	INR	3,766,788	68,400	67,297	(1,103)
Expiring 01/07/13	Citibank NA	INR	2,893,376	54,300	50,514	(3,786)
Expiring 01/07/13	Citibank NA	INR	1,919,181	36,300	33,506	(2,794)
Expiring 01/07/13	UBS AG	INR	4,688,100	90,000	81,847	(8,153)
Expiring 01/07/13	UBS AG	INR	3,885,402	72,300	67,833	(4,467)
Expiring 01/07/13	UBS AG	INR	3,134,016	57,600	54,715	(2,885)
Malaysian Ringgit
Expiring 12/10/12	UBS AG	MYR	216,691	68,400	68,690	290
Expiring 12/10/12	UBS AG	MYR	204,129	63,900	64,708	808
Expiring 12/10/12	UBS AG	MYR	204,120	64,300	64,705	405
Expiring 12/10/12	UBS AG	MYR	171,875	54,900	54,484	(416)
Mexican Peso
Expiring 09/21/12	Citibank NA	MXN	1,182,457	86,500	88,463	1,963
Expiring 09/21/12	Citibank NA	MXN	730,221	54,000	54,630	630
Expiring 09/21/12	Citibank NA	MXN	730,158	54,900	54,626	(274)
Expiring 09/21/12	Citibank NA	MXN	603,190	43,706	45,127	1,421
Expiring 09/21/12	JPMorgan Chase Securities	MXN	2,265,479	170,866	169,489	(1,377)
Expiring 09/21/12	JPMorgan Chase Securities	MXN	1,463,484	109,000	109,488	488
New Zealand Dollar
Expiring 09/24/12	Citibank NA	NZD	67,975	54,500	54,843	343
Expiring 09/24/12	JPMorgan Chase Securities	NZD	326,916	259,963	263,759	3,796
Norwegian Krone
Expiring 09/25/12	Citibank NA	NOK	325,459	54,000	53,877	(123)
Expiring 09/25/12	Morgan Stanley	NOK	414,394	67,735	68,600	865

Peruvian Nuevo Sol
Expiring 09/06/12	Citibank NA	PEN	247,198	93,300	93,807	507
Expiring 09/06/12	Citibank NA	PEN	123,575	46,800	46,894	94

Philippine Peso
Expiring 08/30/12	UBS AG	PHP	2,770,385	63,900	66,321	2,421
Expiring 08/30/12	UBS AG	PHP	1,956,730	46,700	46,843	143
Expiring 08/30/12	UBS AG	PHP	1,902,600	45,300	45,547	247
Expiring 08/30/12	UBS AG	PHP	1,901,520	45,600	45,521	(79)
Expiring 08/30/12	UBS AG	PHP	1,862,057	43,700	44,576	876
Expiring 10/03/12	UBS AG	PHP	2,360,600	55,000	56,467	1,467
Expiring 10/03/12	UBS AG	PHP	1,600,931	37,700	38,295	595
Polish Zloty
Expiring 09/25/12	Citibank NA	PLN	223,939	64,770	66,578	1,808
Expiring 09/25/12	Citibank NA	PLN	184,194	54,500	54,762	262
Expiring 09/25/12	Citibank NA	PLN	182,913	54,000	54,381	381
Expiring 09/25/12	UBS AG	PLN	268,216	76,604	79,742	3,138
Russian Ruble
Expiring 08/14/12	Citibank NA	RUB	3,102,046	94,800	96,013	1,213
Expiring 08/14/12	UBS AG	RUB	1,551,204	47,700	48,012	312
Expiring 10/17/12	Citibank NA	RUB	2,336,040	72,100	71,538	(562)
Expiring 10/26/12	Citibank NA	RUB	1,791,234	54,000	54,769	769
Expiring 10/26/12	Citibank NA	RUB	1,772,280	54,000	54,189	189
Expiring 12/27/12	Citibank NA	RUB	3,033,950	91,200	91,797	597
Singapore Dollar
Expiring 09/24/12	Citibank NA	SGD	114,377	90,567	91,916	1,349
Expiring 09/24/12	JPMorgan Chase Securities	SGD	455,179	362,037	365,791	3,754
Expiring 09/24/12	UBS AG	SGD	162,933	129,700	130,936	1,236
South African Rand
Expiring 09/28/12	Citibank NA	ZAR	458,424	54,000	54,945	945
Expiring 09/28/12	Citibank NA	ZAR	452,657	54,900	54,253	(647)
Expiring 09/28/12	Citibank NA	ZAR	450,860	54,000	54,038	38
Expiring 09/28/12	JPMorgan Chase Securities	ZAR	457,591	54,000	54,845	845
Expiring 09/28/12	UBS AG	ZAR	557,717	65,360	66,845	1,485
South Korean Won
Expiring 08/02/12	UBS AG	KRW	77,171,750	66,100	68,256	2,156
Expiring 08/02/12	UBS AG	KRW	75,306,150	63,900	66,606	2,706
Expiring 08/02/12	UBS AG	KRW	74,813,050	64,300	66,170	1,870
Expiring 10/17/12	Citibank NA	KRW	75,461,950	65,776	66,414	638
Expiring 10/17/12	UBS AG	KRW	124,478,000	109,000	109,553	553
Expiring 10/17/12	UBS AG	KRW	62,037,000	54,900	54,599	(301)
Expiring 10/17/12	UBS AG	KRW	54,888,000	48,000	48,307	307
Swedish Krona
Expiring 09/25/12	Goldman Sachs Group LP	SEK	513,255	73,432	75,294	1,862
Expiring 09/25/12	UBS AG	SEK	750,692	109,800	110,126	326
Expiring 09/25/12	UBS AG	SEK	371,976	54,000	54,569	569
Thai Baht
Expiring 11/30/12	UBS AG	THB	1,509,728	47,400	47,599	199
Expiring 11/30/12	UBS AG	THB	1,252,455	39,400	39,488	88
Expiring 11/30/12	UBS AG	THB	1,251,858	39,300	39,469	169
Turkish Lira
Expiring 09/28/12	Citibank NA	TRY	150,077	82,400	82,829	429
Expiring 09/28/12	Citibank NA	TRY	148,822	82,400	82,136	(264)
Expiring 09/28/12	UBS AG	TRY	256,105	139,957	141,346	1,389

				$8,081,979	$8,115,425	$33,446

Sale Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
Brazilian Real
Expiring 08/14/12	Citibank NA	BRL	117,934	$57,869	$57,396	$473
Expiring 08/14/12	Citibank NA	BRL	77,500	38,300	37,718	582
Expiring 08/14/12	UBS AG	BRL	109,102	53,700	53,098	602
Expiring 11/26/12	Citibank NA	BRL	114,823	54,900	54,935	(35)

British Pound
Expiring 09/26/12	UBS AG	GBP	48,969	75,700	76,773	(1,073)

Canadian Dollar
Expiring 09/21/12	UBS AG	CAD	55,149	54,900	54,930	(30)
Chilean Peso
Expiring 08/10/12	UBS AG	CLP	27,735,440	55,036	57,358	(2,322)
Expiring 09/06/12	Citibank NA	CLP	57,881,250	112,500	119,193	(6,693)
Chinese Yuan Renminbi
Expiring 08/02/12	Morgan Stanley	CNY	1,502,974	236,950	236,216	734
Expiring 08/02/12	Morgan Stanley	CNY	661,652	104,700	103,989	711
Expiring 08/02/12	Morgan Stanley	CNY	457,271	72,600	71,867	733
Expiring 08/02/12	Morgan Stanley	CNY	455,256	72,000	71,551	449
Expiring 08/02/12	Morgan Stanley	CNY	333,779	52,300	52,459	(159)
Expiring 08/02/12	UBS AG	CNY	1,503,211	236,950	236,254	696
Expiring 08/02/12	UBS AG	CNY	560,640	87,600	88,114	(514)
Expiring 08/02/12	UBS AG	CNY	453,365	72,100	71,253	847
Expiring 08/02/12	UBS AG	CNY	334,537	53,300	52,578	722
Expiring 10/29/12	Morgan Stanley	CNY	330,588	52,115	51,633	482
Expiring 03/20/13	UBS AG	CNY	1,161,014	181,493	180,407	1,086
Colombian Peso
Expiring 08/08/12	Citibank NA	COP	131,123,190	71,789	73,059	(1,270)
Expiring 08/31/12	Citibank NA	COP	122,046,750	67,500	67,714	(214)
Expiring 08/31/12	Citibank NA	COP	68,156,250	37,500	37,814	(314)
Expiring 08/31/12	Citibank NA	COP	51,232,500	27,500	28,425	(925)
Expiring 08/31/12	UBS AG	COP	197,815,800	109,200	109,752	(552)
Euro
Expiring 09/26/12	Barclays Bank PLC	EUR	40,034	49,330	49,293	37
Expiring 09/26/12	Citibank NA	EUR	70,602	86,999	86,930	69
Expiring 09/26/12	Citibank NA	EUR	9,800	11,919	12,066	(147)
Expiring 09/26/12	Goldman Sachs Group LP	EUR	1,345,360	1,623,067	1,656,499	(33,432)
Expiring 09/26/12	Morgan Stanley	EUR	24,785	30,405	30,517	(112)
Expiring 09/26/12	UBS AG	EUR	201,639	247,790	248,271	(481)
Expiring 09/26/12	UBS AG	EUR	103,988	127,841	128,037	(196)
Indian Rupee
Expiring 08/29/12	UBS AG	INR	9,034,824	161,495	161,415	80
Expiring 01/07/13	Citibank NA	INR	2,918,100	54,800	50,946	3,854
Expiring 01/07/13	UBS AG	INR	5,279,593	100,900	92,174	8,726
Expiring 01/07/13	UBS AG	INR	4,688,100	88,388	81,847	6,541
Expiring 01/07/13	UBS AG	INR	3,634,282	69,148	63,449	5,699
Malaysian Ringgit
Expiring 12/10/12	UBS AG	MYR	217,519	67,500	68,953	(1,453)
Mexican Peso
Expiring 09/21/12	Citibank NA	MXN	733,372	53,500	54,866	(1,366)
Expiring 09/21/12	JPMorgan Chase Securities	MXN	1,578,912	116,000	118,124	(2,124)
Philippine Peso
Expiring 08/30/12	UBS AG	PHP	3,364,440	79,500	80,542	(1,042)
Expiring 10/03/12	UBS AG	PHP	3,961,531	90,148	94,763	(4,615)
Polish Zloty
Expiring 09/25/12	Citibank NA	PLN	489,982	140,200	145,674	(5,474)
Russian Ruble
Expiring 08/14/12	Citibank NA	RUB	1,757,101	53,500	54,385	(885)
Expiring 12/27/12	Citibank NA	RUB	3,033,950	89,653	91,796	(2,143)
Singapore Dollar
Expiring 09/24/12	Citibank NA	SGD	117,346	93,003	94,302	(1,299)
South African Rand
Expiring 09/28/12	Citibank NA	ZAR	1,087,050	131,797	130,288	1,509
South Korean Won
Expiring 08/02/12	Citibank NA	KRW	75,461,950	66,050	66,744	(694)
Expiring 08/02/12	UBS AG	KRW	151,829,000	131,000	134,288	(3,288)

Turkish Lira
Expiring 09/28/12	Citibank NA	TRY	59,270	32,100	32,712	(612)

				$5,834,535	$5,873,367	$(38,832)

						$(5,386)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2012.

Currency swap agreements outstanding as of July 31, 2012:

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter swap agreements:
EUR	65	07/14/17	4.250%	3 Month LIBOR(1)	$(8,716)	$(6,770)	$(1,946)	Citibank NA
EUR	35	07/14/17	4.250%	3 Month LIBOR(2)	(4,822)	(4,000)	(822)	Citibank NA
EUR	100	11/30/15	4.500%	3 Month LIBOR(3)	(8,352)	(1,140)	(7,212)	Citibank NA
EUR	100	11/30/15	4.500%	3 Month LIBOR(4)	(7,293)	(2,121)	(5,172)	JPMorgan Chase Bank

					$(29,183)	$(14,031)	$(15,152)

(1)	The Fund pays a fixed rate based on a notional amount of EUR 65,000. The Fund receives a floating rate based on a notional amount of $ 79,261.
(2)	The Fund pays a fixed rate based on a notional amount of EUR 35,000. The Fund receives a floating rate based on a notional amount of $ 42,802.
(3)	The Fund pays a fixed rate based on a notional amount of EUR 100,000. The Fund receives a floating rate based on a notional amount of $121,310.
(4)	The Fund pays a fixed rate based on a notional amount of EUR 100,000. The Fund receives a floating rate based on a notional amount of $122,560.
(5)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2012.

Interest rate swap agreements outstanding at July 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$10,000	07/22/13	0.647%	3 month LIBOR(1)	$(26,441)	$—	$(26,441)	Morgan Stanley Capital Services
4,000	07/28/13	0.625%	3 month LIBOR(2)	10,134	—	10,134	Citibank NA
3,950	09/06/13	0.518%	3 month LIBOR(2)	10,572	—	10,572	Barclays Bank PLC
2,450	09/21/13	0.493%	3 month LIBOR(1)	(5,672)	—	(5,672)	Barclays Bank PLC
1,400	09/26/13	0.524%	3 month LIBOR(1)	(3,913)	—	(3,913)	Barclays Bank PLC
1,750	10/04/13	0.559%	3 month LIBOR(2)	5,907	—	5,907	Barclays Bank PLC
1,000	05/10/14	1.288%	3 month LIBOR(1)	(17,421)	—	(17,421)	Citibank NA
1,000	05/13/14	1.258%	3 month LIBOR(1)	(16,790)	—	(16,790)	Citibank NA
600	07/01/14	1.095%	3 month LIBOR(1)	(8,077)	—	(8,077)	Barclays Bank PLC
900	08/05/14	0.821%	3 month LIBOR(1)	(9,885)	—	(9,885)	Barclays Bank PLC
2,000	09/26/14	0.640%	3 month LIBOR(1)	(12,768)	—	(12,768)	Barclays Bank PLC
1,050	11/09/14	0.710%	3 month LIBOR(1)	(7,248)	—	(7,248)	Citibank NA
1,300	12/31/15	1.705%	3 month LIBOR(2)	52,958	—	52,958	Barclays Bank PLC
2,000	04/08/16	2.520%	3 month LIBOR(1)	(157,254)	—	(157,254)	Citibank NA
2,000	04/27/16	2.313%	3 month LIBOR(1)	(140,683)	—	(140,683)	Citibank NA
1,000	05/18/16	2.040%	3 month LIBOR(1)	(57,813)	—	(57,813)	Citibank NA
2,000	06/30/16	1.821%	3 month LIBOR(1)	(96,591)	—	(96,591)	Citibank NA
2,350	08/15/16	1.220%	3 month LIBOR(2)	66,846	—	66,846	Barclays Bank PLC
2,070	08/31/16	0.934%	3 month LIBOR(2)	26,181	—	26,181	Credit Suisse International
2,055	08/31/16	0.977%	3 month LIBOR(1)	(29,600)	—	(29,600)	Citibank NA
2,055	08/31/16	0.928%	3 month LIBOR(2)	25,478	—	25,478	Citibank NA
645	08/31/16	0.975%	3 month LIBOR(1)	(9,241)	—	(9,241)	JPMorgan Chase Bank
645	08/31/16	0.978%	3 month LIBOR(1)	(9,334)	—	(9,334)	JPMorgan Chase Bank
3,200	09/06/16	1.165%	3 month LIBOR(1)	(81,098)	—	(81,098)	Barclays Bank PLC
500	09/16/16	1.205%	3 month LIBOR(1)	(13,440)	—	(13,440)	Barclays Bank PLC
1,000	09/19/16	1.245%	3 month LIBOR(1)	(28,588)	—	(28,588)	Barclays Bank PLC
3,000	09/26/16	1.113%	3 month LIBOR(2)	67,586	—	67,586	Barclays Bank PLC
1,400	09/27/16	1.115%	3 month LIBOR(2)	32,243	—	32,243	Barclays Bank PLC

2,315	11/30/16	0.913%	3 month LIBOR(1)	(21,573)	—	(21,573)	JPMorgan Chase Bank
470	12/22/16	1.265%	3 month LIBOR(1)	(12,152)	—	(12,152)	Citibank NA
470	01/09/17	1.255%	3 month LIBOR(2)	11,726	—	11,726	Citibank NA
350	01/17/17	1.128%	3 month LIBOR(1)	(6,690)	—	(6,690)	Citibank NA
350	01/17/17	1.151%	3 month LIBOR(1)	(7,059)	—	(7,059)	Citibank NA
570	01/30/17	1.065%	3 month LIBOR(1)	(9,178)	—	(9,178)	Citibank NA
300	02/07/17	0.968%	3 month LIBOR(1)	(4,494)	—	(4,494)	Citibank NA
2,000	08/30/18	1.867%	3 month LIBOR(2)	116,220	—	116,220	Barclays Bank PLC
300	09/21/18	1.670%	3 month LIBOR(1)	(13,306)	—	(13,306)	Goldman Sachs International

	1,400	09/26/18	1.555%	3 month LIBOR(1)	(51,491)	—	(51,491)	Barclays Bank PLC
	750	09/27/18	1.538%	3 month LIBOR(1)	(26,731)	—	(26,731)	Barclays Bank PLC
	300	11/04/18	1.766%	3 month LIBOR(1)	(14,194)	—	(14,194)	Barclays Bank PLC
	400	11/09/18	1.720%	3 month LIBOR(2)	17,656	—	17,656	Citibank NA
	1,000	04/19/21	3.514%	3 month LIBOR(1)	(182,428)	—	(182,428)	Citibank NA
	600	05/24/21	3.247%	3 month LIBOR(1)	(93,554)	—	(93,554)	Citibank NA
	1,000	06/30/21	3.078%	3 month LIBOR(1)	(139,081)	—	(139,081)	Citibank NA
	400	08/10/21	2.568%	3 month LIBOR(1)	(41,686)	—	(41,686)	Barclays Bank PLC
	700	09/08/21	2.150%	3 month LIBOR(2)	45,146	—	45,146	Citibank NA
	500	09/21/21	2.160%	3 month LIBOR(2)	32,302	—	32,302	Barclays Bank PLC
	200	09/22/21	2.180%	3 month LIBOR(2)	13,271	—	13,271	Citibank NA
	300	10/06/21	2.049%	3 month LIBOR(1)	(16,091)	—	(16,091)	Citibank NA
	140	10/06/21	2.033%	3 month LIBOR(2)	7,304	—	7,304	Citibank NA
	250	10/07/21	2.108%	3 month LIBOR(1)	(14,731)	—	(14,731)	Citibank NA
	200	10/07/21	2.083%	3 month LIBOR(1)	(11,332)	—	(11,332)	Citibank NA
	200	10/20/21	2.308%	3 month LIBOR(2)	15,260	—	15,260	Citibank NA
	100	11/10/21	2.180%	3 month LIBOR(2)	6,228	—	6,228	Citibank NA
	250	01/06/22	2.086%	3 month LIBOR(2)	12,537	—	12,537	Citibank NA
	350	01/11/22	2.113%	3 month LIBOR(2)	18,282	—	18,282	Citibank NA
	150	01/11/22	2.070%	3 month LIBOR(2)	7,260	—	7,260	Citibank NA
	150	01/17/22	2.010%	3 month LIBOR(1)	(6,400)	—	(6,400)	Citibank NA
	300	01/30/22	2.060%	3 month LIBOR(2)	13,940	—	13,940	Citibank NA
	120	01/30/22	2.082%	3 month LIBOR(1)	(5,811)	—	(5,811)	Citibank NA
	300	02/03/22	1.946%	3 month LIBOR(1)	(13,278)	—	(13,278)	Citibank NA
	200	02/06/22	1.916%	3 month LIBOR(2)	8,273	—	8,273	Citibank NA
	255	02/07/22	2.056%	3 month LIBOR(1)	(13,940)	—	(13,940)	Citibank NA
	225	02/07/22	2.049%	3 month LIBOR(1)	(12,108)	—	(12,108)	Citibank NA
	255	02/14/22	2.063%	3 month LIBOR(2)	13,964	—	13,964	Citibank NA
	375	04/12/22	2.111%	3 month LIBOR(2)	20,895	—	20,895	Citibank NA
	150	12/16/41	2.672%	3 month LIBOR(2)	11,127	—	11,127	Citibank NA
	100	12/22/41	2.570%	3 month LIBOR(2)	5,146	—	5,146	Citibank NA
	150	01/11/42	2.739%	3 month LIBOR(1)	(13,118)	—	(13,118)	Citibank NA
	150	01/17/42	2.674%	3 month LIBOR(2)	10,929	—	10,929	Citibank NA
	100	01/20/42	2.678%	3 month LIBOR(1)	(7,354)	—	(7,354)	Citibank NA
	100	01/26/42	2.843%	3 month LIBOR(1)	(10,946)	—	(10,946)	Citibank NA
	150	01/30/42	2.815%	3 month LIBOR(2)	15,490	—	15,490	Citibank NA
	120	02/02/42	2.696%	3 month LIBOR(2)	10,701	—	10,701	Citibank NA
	100	02/03/42	2.678%	3 month LIBOR(1)	(8,484)	—	(8,484)	Citibank NA
	100	02/06/42	2.730%	3 month LIBOR(1)	(9,633)	—	(9,633)	Citibank NA
	120	02/09/42	2.815%	3 month LIBOR(2)	13,843	—	13,843	Citibank NA
	130	02/16/42	2.766%	3 month LIBOR(2)	13,514	—	13,514	Citibank NA
	170	02/21/42	2.800%	3 month LIBOR(2)	18,900	—	18,900	Citibank NA
MXN	4,200	07/05/13	5.480%	28 day Mexican Interbank Rate(2)	2,392	—	2,392	Barclays Bank PLC
MXN	1,500	02/18/22	6.600%	28 day Mexican Interbank Rate(2)	9,380	—	9,380	Barclays Bank PLC
MXN	1,600	04/15/22	6.380%	28 day Mexican Interbank Rate(2)	7,855	—	7,855	JPMorgan Chase Bank
MXN	2,900	05/25/22	6.370%	28 day Mexican Interbank Rate(2)	14,183	—	14,183	Morgan Stanley Capital Services
MXN	1,800	06/03/22	6.300%	28 day Mexican Interbank Rate(2)	7,932	—	7,932	Citibank NA
NOK	1,700	05/07/17	3.080%	6 month NIBOR(2)	6,637	—	6,637	Barclays Bank PLC
NZD	130	03/26/17	3.810%	3 month BBR(2)	4,261	—	4,261	HSBC Bank USA NA
ZAR	1,800	04/11/17	6.890%	3 month JIBAR(2)	11,254	—	11,254	Citibank NA

					$(676,987)	$—	$(676,987)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at July 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(6)	Counterparty
Over-the-counter credit default swap on credit indices - Buy Protection(1):
ITRAXX.EUR.17.V1	06/20/17	1.000%	EUR	1,600	$53,695	$51,418	$2,277	Deutsche Bank AG

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation(6)	Counterparty
Over-the-counter credit default swap on credit indices - Sell Protection(2):
CDX.NA.HY.18.V2	06/20/17	5.000%	$990	$(24,946)	$(77,275)	$52,329	Citibank NA

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2012(5)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(6)	Counterparty
Over-the-counter credit default swaps on sovereign issues - Sell Protection(2):
Kingdom of Netherlands	03/20/13	0.250%	$200	0.089%	$266	$(840)	$1,106	Morgan Stanley Capital Services
Republic of Austria	03/20/13	1.000	200	0.076	1,420	(902)	2,322	Morgan Stanley Capital Services
Republic of France	03/20/13	0.250	200	0.260	46	(2,138)	2,184	Morgan Stanley Capital Services

					$1,732	$(3,880)	$5,612

The Fund entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities,

interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
CLO’s, CDO’s and Other Asset-Backed Securities	$—	$8,093,964	$—
Residential Mortgage-Backed Securities	—	3,368,554	—
Bank Loans	—	2,229,828	193,015
Commercial Mortgage-Backed Securities	—	7,695,923	—
Corporate Bonds	—	18,097,065	—
Municipal Bond	—	126,365	—
Non-Corporate Foreign Agencies	—	1,965,270	—
Sovereigns	—	2,027,138	—
U.S. Treasury Obligations	—	3,375,174	—
Affiliated Money Market Mutual Fund	18,681,473	—	—
Other Financial Instruments*
Futures Contracts	4,129	—	—
Forward Foreign Currency Exchange Contracts	—	(5,386)	—
Currency Swap Agreements	—	(15,152)	—
Interest Rate Swap Agreements	—	(676,987)	—
Credit Default Swap Agreements	—	60,218	—

Total	$18,685,602	$46,341,974	$193,015

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	CLO’s, CDO’s and Other Asset-Backed Securities	Bank Loans
Balance as of 10/31/11	$544,648	$362,075
Realized gain (loss)	—	1,009
Change in unrealized appreciation (depreciation)**	—	3,319
Purchases	—	—
Sales	—	(76,381)
Accrued discount/premium	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(544,648)	(97,007)

Balance as of 07/31/12	$—	$193,015

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $3,506 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, 1 CDO, 1 CLO and 1 Bank Loan transferred out of Level 3 as a result of being valued by an independent pricing source.

Included in the table above, under Level 3 securities are Bank Loans which were valued using a single broker quote in the absence of a vendor price. Single broker-dealer price quotations are significant unobservable inputs.

Prudential International Real Estate Fund

Schedule of Investments

as of July 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 94.2%
COMMON STOCKS — 94.1%
Australia — 15.0%
11,300	Australand Property Group, REIT	$ 33,501
84,500	CFS Retail Property Trust, REIT	175,377
35,200	Charter Hall Retail, REIT	127,590
195,800	Dexus Property Group, REIT	202,880
53,500	FKP Property Group	20,977
57,240	Goodman Group, REIT	225,121
72,600	GPT Group, REIT	261,187
54,075	Investa Office Fund, REIT	164,733
68,100	Stockland, REIT	238,626
83,600	Westfield Group, REIT	874,453

		2,324,445

Belgium — 0.4%
515	Cofinimmo, REIT	55,799

Brazil — 1.4%
6,073	BR Malls Participacoes SA	71,037
20,064	Brookfield Incorporacoes SA	30,451
3,162	Multiplan Empreendimentos Imobiliarios SA	79,544
22,105	PDG Realty SA Empreendimentos e Participacoes	37,431

		218,463

Canada — 9.2%
5,540	Boardwalk Real Estate Investment Trust, REIT	353,553
15,581	Brookfield Office Properties, Inc.	266,455
11,300	Canadian Apartment Properties, REIT	277,077
15,800	Chartwell Seniors Housing Real Estate Investment Trust, REIT	158,181
13,400	RioCan Real Estate Investment Trust, REIT	382,685

		1,437,951

Finland — 1.1%
21,519	Citycon Oyj	65,197
26,207	Sponda Oyj	105,207

		170,404

France — 6.2%
386	Fonciere des Regions, REIT	27,857
739	ICADE, REIT	56,514
9,270	Klepierre, REIT	301,510
95	Societe de la Tour Eiffel, REIT	5,101
2,955	Unibail-Rodamco, REIT	566,612

		957,594

Germany — 1.2%
5,315	DIC Asset AG	44,351
3,304	GSW Immobilien AG	121,526
6,086	Prime Office REIT-AG, REIT	26,164

		192,041

Hong Kong — 17.6%
129,000	China Overseas Land & Investment Ltd.	303,010
75,000	Hang Lung Properties Ltd.	264,984
34,000	Henderson Land Development Co. Ltd.	197,041
17,000	Hysan Development Co. Ltd.	71,583
8,500	Kerry Properties Ltd.	38,863
67,000	Link (The), REIT	293,101
212,000	New World China Land Ltd.	81,103
128,000	New World Development Co. Ltd.	162,760
102,400	Sino Land Co. Ltd.	173,993
60,000	Sun Hung Kai Properties Ltd.	745,299
55,000	Wharf Holdings Ltd. (The)	316,722
23,000	Wheelock & Co. Ltd.	89,893

		2,738,352

Italy — 0.4%
144,300	Beni Stabili SpA, REIT	65,848

Japan — 16.7%
18	Activia Properties, Inc., REIT(a)	107,366
36	Advance Residence Investment, REIT	70,282
3,700	AEON Mall Co. Ltd.	88,498
100	Daito Trust Construction Co. Ltd.	9,610
7,000	Daiwa House Industry Co. Ltd.	99,446
7	Frontier Real Estate Investment Corp., REIT	57,094
35,000	Mitsubishi Estate Co. Ltd.	626,873
33,000	Mitsui Fudosan Co. Ltd.	635,822
22	Nippon Building Fund, Inc., REIT	213,461
9,900	Nomura Real Estate Holdings, Inc.	182,827
31	NTT Urban Development Corp.	24,982
19,000	Sumitomo Realty & Development Co. Ltd.	472,787

		2,589,048

Netherlands — 4.5%
1,967	Corio NV, REIT	86,887
4,854	Eurocommercial Properties NV, REIT	163,834
2,009	VastNed Retail NV, REIT	76,422
7,110	Wereldhave NV, REIT	373,233

		700,376

Norway — 0.6%
71,891	Norwegian Property ASA	100,723

Singapore — 9.4%
65,000	Ascendas Real Estate Investment Trust, REIT	118,309
43,000	Cache Logistics Trust, REIT	38,129
58,000	Capitaland Ltd.	138,997
43,000	CapitaMall Trust, REIT	67,582
21,000	CDL Hospitality Trusts, REIT	34,550
20,000	City Developments Ltd.	187,293
58,000	Global Logistic Properties Ltd.	104,306
55,000	Hongkong Land Holdings Ltd.	330,000
172,250	K-REIT Asia, REIT	153,346

23,000	Keppel Land Ltd.	63,175
134,000	Mapletree Commercial Trust, REIT	115,022
4,880	Mapletree Industrial Trust, REIT	5,098
89,000	Suntec Real Estate Investment Trust, REIT	103,124

		1,458,931

Sweden — 0.5%
20,831	Klovern AB	74,782

United Kingdom — 9.9%
12,017	Atrium European Real Estate Ltd.	53,622
11,433	Big Yellow Group PLC, REIT	55,819
35,950	British Land Co. PLC, REIT	300,421
2,797	Derwent London PLC, REIT	85,244
7,674	Great Portland Estates PLC, REIT	51,544
51,476	Hammerson PLC, REIT	372,440
33,717	Land Securities Group PLC, REIT	416,479
54,831	SEGRO PLC, REIT	202,670

		1,538,239

	TOTAL COMMON STOCKS (cost $14,386,759)	14,622,996

PREFERRED STOCK — 0.1%
Sweden
494	Klovern AB (PRFC) (cost $10,736)	10,446

Units
RIGHTS(a)(d)
Brazil
3,882	PDG Realty SA Empreendimentos e Participacoes, expiring 08/15/12 (cost $0)	76

	TOTAL LONG-TERM INVESTMENTS (cost $14,397,495)	14,633,518

SHORT-TERM INVESTMENT — 5.5%
Affiliated Money Market Mutual Fund
867,406	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $867,406)(b)	867,406

	TOTAL INVESTMENTS — 99.7% (cost $15,264,901)(c)	15,500,924
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%	39,319

	NET ASSETS — 100%	$15,540,243

The following abbreviations are used in the Portfolio descriptions:

PRFC—Preference Shares

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The United States federal income tax basis of the Fund’s investments was $15,449,806; accordingly, net unrealized appreciation on investments for federal income tax purposes was $51,118 (gross unrealized appreciation $1,019,204; gross unrealized depreciation $968,086). The difference between book and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$2,324,445	$—
Belgium	—	55,799	—
Brazil	218,463	—	—
Canada	1,437,951	—	—
Finland	—	170,404	—
France	—	957,594	—
Germany	—	192,041	—
Hong Kong	—	2,738,352	—
Italy	—	65,848	—
Japan	107,366	2,481,682	—
Netherlands	—	700,376	—
Norway	—	100,723	—
Singapore	330,000	1,128,931	—
Sweden	—	74,782	—
United Kingdom	—	1,538,239	—
Preferred Stock - Sweden	—	10,446	—
Rights - Brazil	76	—	—
Affiliated Money Market Mutual Fund	867,406	—	—

Total	$2,961,262	$12,539,662	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2012 were as follows:

Diversified Real Estate Activities	27.1%
Retail REITs	23.4
Diversified REITs	14.2
Real Estate Operating Companies	10.2
Affiliated Money Market Mutual Fund	5.5
Office REITs	4.9
Residential REITs	4.5
Real Estate Development	4.0
Industrial REITs	3.9
Specialized REITs	1.6
Homebuilding	0.4

99.7
Other assets in excess of liabilities	0.3

100.0%

Prudential Large-Cap Core Equity Fund

Schedule of Investments

as of July 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
CONSUMER DISCRETIONARY — 10.7%
Automobiles — 0.3%
31,600	Ford Motor Co.(a)	$ 291,984
1,600	Harley-Davidson, Inc.	69,168

		361,152

Distributors
1,000	Genuine Parts Co.(a)	64,030

Hotels, Restaurants & Leisure — 1.8%
4,400	International Game Technology(a)	49,808
15,700	McDonald’s Corp.	1,402,952
3,300	Panera Bread Co. (Class A Stock)*	519,717
4,700	Yum! Brands, Inc.	304,748

		2,277,225

Household Durables — 0.7%
800	Blyth, Inc.	27,424
1,200	Harman International Industries, Inc.(a)	48,420
2,400	Tempur-Pedic International, Inc.*(a)	68,376
11,300	Whirlpool Corp.(a)	763,428

		907,648

Internet & Catalog Retail — 0.2%
200	Amazon.com, Inc.*	46,660
3,700	HSN, Inc.	156,732

		203,392

Leisure Equipment & Products — 0.9%
11,500	Polaris Industries, Inc.	864,340
5,100	Sturm, Ruger & Co., Inc.(a)	252,093

		1,116,433

Media — 2.5%
13,700	Comcast Corp. (Class A Stock)	445,935
60,400	News Corp. (Class A Stock)	1,390,408
6,000	Time Warner, Inc.(a)	234,720
18,100	Viacom, Inc. (Class B Stock)	845,451
3,560	Walt Disney Co. (The)	174,938

		3,091,452

Multiline Retail — 0.2%
4,000	Dillard’s, Inc. (Class A Stock)	260,920

Specialty Retail — 3.4%
2,200	ANN, Inc.*	59,576
12,100	Ascena Retail Group, Inc.*	221,914
35,900	Best Buy Co., Inc.	649,431
2,500	Body Central Corp.*	25,850
4,500	Finish Line, Inc. (The) (Class A Stock)	93,960
7,900	Foot Locker, Inc.	260,858
12,200	Home Depot, Inc. (The)	636,596
15,500	Ross Stores, Inc.	1,029,820
27,300	TJX Cos., Inc.	1,208,844

		4,186,849

Textiles, Apparel & Luxury Goods — 0.7%
15,100	Coach, Inc.	744,883
3,700	True Religion Apparel, Inc.	97,088

		841,971

CONSUMER STAPLES — 9.8%
Beverages — 1.9%
16,800	Coca-Cola Co. (The)	1,357,440
6,300	Coca-Cola Enterprises, Inc.	184,716
5,800	Monster Beverage Corp.*	385,526
6,894	PepsiCo, Inc.	501,401

		2,429,083

Food & Staples Retailing — 3.8%
500	Andersons, Inc. (The)	18,985
30,500	CVS Caremark Corp.	1,380,125
6,600	Kroger Co. (The)	146,322
28,500	Walgreen Co.(a)	1,036,260
26,870	Wal-Mart Stores, Inc.	1,999,934
1,700	Whole Foods Market, Inc.	156,026

		4,737,652

Food Products — 1.7%
28,838	Archer-Daniels-Midland Co.	752,383
1,900	Bunge Ltd.	124,963
8,300	Darling International, Inc.*	137,116
2,100	Dean Foods Co.*	25,977
9,600	Ingredion, Inc.	498,432
36,700	Tyson Foods, Inc. (Class A Stock)	550,867

		2,089,738

Household Products — 0.9%
17,264	Procter & Gamble Co. (The)	1,114,219
800	Spectrum Brands Holdings, Inc.*	29,464

		1,143,683

Personal Products — 0.1%
3,200	Avon Products, Inc.	49,568
500	USANA Health Sciences, Inc.*(a)	22,490

		72,058

Tobacco — 1.4%
10,400	Altria Group, Inc.	374,088
2,300	Lorillard, Inc.	295,872
9,100	Philip Morris International, Inc.	832,104
6,100	Reynolds American, Inc.	282,247

		1,784,311

ENERGY — 12.0%
Energy Equipment & Services — 1.4%
11,300	Helmerich & Payne, Inc.	525,450
13,000	National Oilwell Varco, Inc.	939,900
200	OYO Geospace Corp.*	18,956
3,700	Schlumberger Ltd.	263,662

		1,747,968

Oil, Gas & Consumable Fuels — 10.6%
10,700	Apache Corp.	921,484
8,200	Cabot Oil & Gas Corp.	345,958
22,684	Chevron Corp.	2,485,713
13,900	ConocoPhillips	756,716
56,474	Exxon Mobil Corp.	4,904,767
31,500	Marathon Oil Corp.	833,805
18,450	Marathon Petroleum Corp.	872,685
14,100	Murphy Oil Corp.	756,606
700	Occidental Petroleum Corp.	60,921
8,450	Phillips 66	317,720
4,800	Swift Energy Co.*	89,712
10,000	Tesoro Corp.*	276,500
5,800	Valero Energy Corp.	159,500
13,700	Williams Cos., Inc. (The)	435,523

		13,217,610

FINANCIALS — 13.5%
Capital Markets — 1.9%
3,400	BlackRock, Inc.	578,884
11,200	Goldman Sachs Group, Inc. (The)	1,130,080
13,000	Jefferies Group, Inc.(a)	163,020
20,000	Morgan Stanley	273,200
5,000	State Street Corp.	201,900

		2,347,084

Commercial Banks — 4.3%
26,900	BB&T Corp.	843,853
5,100	CIT Group, Inc.*	186,252
1,500	East West Bancorp, Inc.	32,700
35,100	Huntington Bancshares, Inc.	218,147
3,700	PNC Financial Services Group, Inc.	218,670
59,200	Regions Financial Corp.	412,032
25,491	US Bancorp	853,948
76,664	Wells Fargo & Co.	2,592,010

		5,357,612

Consumer Finance — 1.1%
27,500	Discover Financial Services	988,900
14,000	Nelnet, Inc. (Class A Stock)	329,140
6,700	SLM Corp.	107,133

		1,425,173

Diversified Financial Services — 1.9%
27,368	Bank of America Corp.(a)	200,881
5,070	Citigroup, Inc.	137,549
54,800	JPMorgan Chase & Co.	1,972,800

		2,311,230

Insurance — 2.0%
6,500	ACE Ltd.	477,750
3,200	Aflac, Inc.	140,096
9,500	Berkshire Hathaway, Inc. (Class B Stock)*	805,980
2,200	Symetra Financial Corp.	25,586
24,400	Unum Group	460,916
29,700	XL Group PLC	613,305

		2,523,633

Real Estate Investment Trusts — 2.2%
11,900	American Capital Agency Corp.(a)	418,166
2,400	American Tower Corp.	173,544
3,500	Camden Property Trust	249,585
7,100	CommonWealth REIT	129,504
1,100	Corporate Office Properties Trust	24,486
2,400	DiamondRock Hospitality Co.	22,704
5,700	Franklin Street Properties Corp.	59,109
14,900	General Growth Properties, Inc.	269,988
9,900	Hospitality Properties Trust	240,273
18,000	Inland Real Estate Corp.	143,640
6,400	RLJ Lodging Trust	112,640
2,300	Simon Property Group, Inc.	369,127
3,200	Vornado Realty Trust	267,200
19,300	Winthrop Realty Trust	234,688

		2,714,654

Real Estate Management & Development — 0.1%
1,600	Jones Lang LaSalle, Inc.	106,704

HEALTHCARE — 13.2%
Biotechnology — 2.8%
17,600	Amgen, Inc.	1,453,760
6,600	Biogen Idec, Inc.*	962,478
14,600	Celgene Corp.*	999,516

		3,415,754

Healthcare Equipment & Supplies — 1.2%
21,300	Covidien PLC	1,190,244
400	Intuitive Surgical, Inc.*	192,600
3,600	St. Jude Medical, Inc.	134,496

		1,517,340

Healthcare Providers & Services — 2.8%
23,200	Aetna, Inc.	836,592
16,800	Coventry Health Care, Inc.(a)	559,944
2,500	Humana, Inc.	154,000
22,200	UnitedHealth Group, Inc.	1,134,198
14,600	WellPoint, Inc.(a)	778,034

		3,462,768

Life Sciences Tools & Services — 0.4%
9,500	Thermo Fisher Scientific, Inc.	528,865

Pharmaceuticals — 6.0%
20,400	Abbott Laboratories	1,352,724
19,200	Eli Lilly & Co.	845,376
17,799	Johnson & Johnson(a)	1,232,047
30,300	Merck & Co., Inc.	1,338,351
111,534	Pfizer, Inc.	2,681,277

		7,449,775

INDUSTRIALS — 11.7%
Aerospace & Defense — 1.9%
1,700	Alliant Techsystems, Inc.	78,744
0.666700	Engility Holdings, Inc.*	10
14,500	General Dynamics Corp.	919,880
9,900	Honeywell International, Inc.	574,695
6,600	Northrop Grumman Corp.	436,920
5,600	United Technologies Corp.	416,864

		2,427,113

Air Freight & Logistics — 0.9%
7,500	FedEx Corp.	677,250
6,200	United Parcel Service, Inc. (Class B Stock)	468,782

		1,146,032

Airlines — 0.1%
700	Allegiant Travel Co.*	49,742
7,000	Delta Air Lines, Inc.*	67,550

		117,292

Building Products
2,700	Fortune Brands Home & Security, Inc.*	59,724

Commercial Services & Supplies — 0.1%
1,500	Brink’s Co. (The)	34,800
2,800	Copart, Inc.*	66,528

		101,328

Construction & Engineering — 0.6%
19,300	KBR, Inc.	506,432
5,200	URS Corp.	182,364

		688,796

Electrical Equipment — 1.0%
1,000	Babcock & Wilcox Co. (The)*	25,100
18,200	Emerson Electric Co.	869,414
5,900	EnerSys, Inc.*	201,485
2,700	Rockwell Automation, Inc.	181,872

		1,277,871

Industrial Conglomerates — 2.3%
7,700	3M Co.	702,471
102,300	General Electric Co.	2,122,725

		2,825,196

Machinery — 2.4%
3,800	AGCO Corp.*	166,592
4,100	Cummins, Inc.	393,190
14,800	Deere & Co.(a)	1,136,936
10,600	Dover Corp.	577,382
8,200	Ingersoll-Rand PLC	347,762
800	NACCO Industries, Inc. (Class A Stock)	80,120
6,500	Oshkosh Corp.*(a)	146,380
2,800	Toro Co. (The)	105,280

		2,953,642

Professional Services — 0.1%
2,500	Equifax, Inc.	117,100

Road & Rail — 2.3%
28,500	CSX Corp.	653,790
11,700	Norfolk Southern Corp.	866,385
11,000	Union Pacific Corp.	1,348,710

		2,868,885

Trading Companies & Distributors
900	DXP Enterprises, Inc.*	39,780

INFORMATION TECHNOLOGY — 20.6%
Communications Equipment — 1.5%
79,250	Cisco Systems, Inc.	1,264,037
4,100	Netgear, Inc.*(a)	141,983
7,700	QUALCOMM, Inc.	459,536

		1,865,556

Computers & Peripherals — 7.0%
10,660	Apple, Inc.*	6,510,702
60,300	Dell, Inc.*	716,364
46,000	EMC Corp.*	1,205,660
17,925	Hewlett-Packard Co.	326,952

		8,759,678

Electronic Equipment, Instruments & Components — 0.2%
3,800	Dolby Laboratories, Inc. (Class A Stock)*(a)	133,950
5,400	Ingram Micro, Inc. (Class A Stock)*	80,946

		214,896

Internet Software & Services — 1.8%
23,300	Akamai Technologies, Inc.*	819,694
3,300	CoStar Group, Inc.*(a)	272,349
1,400	Google, Inc. (Class A Stock)*	886,158
4,200	IAC/InterActiveCorp.	220,962

		2,199,163

IT Services — 3.9%
9,000	CoreLogic, Inc.*	207,000
8,170	International Business Machines Corp.	1,601,157
3,100	Mastercard, Inc. (Class A Stock)	1,353,367
15,200	SAIC, Inc.(a)	175,864
12,000	Visa, Inc. (Class A Stock)	1,548,840

		4,886,228

Semiconductors & Semiconductor Equipment — 1.3%
23,500	Applied Materials, Inc.	255,915
54,800	Intel Corp.	1,408,360

		1,664,275

Software — 4.9%
18,300	Intuit, Inc.	1,061,766
92,300	Microsoft Corp.	2,720,081
65,600	Oracle Corp.	1,981,120
800	SS&C Technologies Holdings, Inc.*	19,440
4,200	Symantec Corp.*	66,150
2,300	VMware, Inc. (Class A Stock)*	208,748

		6,057,305

MATERIALS — 2.1%
Chemicals — 1.4%
3,000	CF Industries Holdings, Inc.	587,280
13,600	Eastman Chemical Co.	711,008
2,700	Koppers Holdings, Inc.	88,938
1,000	LSB Industries, Inc.*	32,130
4,700	LyondellBasell Industries NV (Class A Stock)	209,291
1,100	PPG Industries, Inc.	120,406
700	Valspar Corp.	35,140

		1,784,193

Containers & Packaging — 0.1%
8,800	Owens-Illinois, Inc.*	162,360

Metals & Mining — 0.4%
700	Reliance Steel & Aluminum Co.	36,036
13,800	Southern Copper Corp.	445,464

		481,500

Paper & Forest Products — 0.2%
1,800	Domtar Corp.	132,948
800	Schweitzer-Mauduit International, Inc.	54,480

		187,428

TELECOMMUNICATION SERVICES — 2.9%
Diversified Telecommunication Services
39,468	AT&T, Inc.(a)	1,496,626
45,800	Verizon Communications, Inc.	2,067,412

		3,564,038

UTILITIES — 2.3%
Electric Utilities — 0.9%
8,200	American Electric Power Co., Inc.	346,368
5,000	Entergy Corp.	363,350
11,400	NV Energy, Inc.	208,506
5,300	PPL Corp.	153,170

		1,071,394

Independent Power Producers & Energy Traders — 0.5%
53,900	AES Corp. (The)*	650,034

Multi-Utilities — 0.7%
2,800	Dominion Resources, Inc.	152,068
20,200	Public Service Enterprise Group, Inc.	671,448

		823,516

Water Utilities — 0.2%
500	American States Water Co.	20,325
7,600	American Water Works Co., Inc.	275,500

		295,825

	TOTAL LONG-TERM INVESTMENTS (cost $90,588,613)	122,983,915

Principal Amount (000)
SHORT-TERM INVESTMENTS — 8.3%
United States Government security — 0.1%
$ 150	United States Treasury Bill, 0.080%, 09/20/12 (cost $149,983)(b)(c)	149,985

Shares
Affiliated Money Market Mutual Fund — 8.2%
10,254,631	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $10,254,631; includes $8,722,689 of cash collateral received for securities on loan)(d)(e)	10,254,631

	TOTAL SHORT-TERM INVESTMENTS (cost $10,404,614)	10,404,616

	TOTAL INVESTMENTS — 107.1% (cost $100,993,227)(f)	133,388,531
	LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (7.1%)	(8,873,360)

	NET ASSETS — 100.0%	$124,515,171

The following abbreviation is used in the portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,494,633; cash collateral of $8,722,689 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$101,243,978	$32,994,227	$(849,674)	$32,144,553

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent tax year end.

(g)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Open future contracts outstanding at July 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2012	Unrealized Appreciation(1)
	Long Position:
25	E-mini S&P 500 Futures	Sep. 2012	$1,633,327	$1,718,250	$84,923

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$122,983,915	$—	$—
United States Government Security	—	149,985	—
Affiliated Money Market Mutual Fund	10,254,631	—	—
Other Financial Instruments*
Futures	84,923	—	—

Total	$133,323,469	$149,985	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or the “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal term, tranche level attributes, yield curve, prepayment speeds, and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter derivatives, such as option contracts, foreign currency contracts and swap agreements are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Funds may hold up to 15% of their net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 9

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     September 24, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date     September 24, 2012

*	Print the name and title of each signing officer under his or her signature.